Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 87.3%
Aerospace/Defense - 0.6%
Curtiss-Wright Corp.	1,376	$197,373

Apparel - 0.4%
Skechers U.S.A., Inc. - Class A (a)	3,808	144,552

Auto Parts & Equipment - 2.9%
Adient PLC (a)	5,487	185,351
Dana, Inc.	6,447	108,052
Gentex Corp.	7,041	198,697
Lear Corp. (b)	1,695	256,182
The Goodyear Tire & Rubber Co. (a)	20,189	247,921
		996,203
Banks - 4.8%
Associated Banc-Corp.	5,373	107,997
Bank of Hawaii Corp.	2,532	202,838
Bank OZK	3,412	136,821
Commerce Bancshares, Inc. (b)	3,048	211,806
FNB Corp.	12,020	143,759
Fulton Financial Corp.	4,876	81,380
PacWest Bancorp	4,320	121,090
Prosperity Bancshares, Inc.	5,367	397,641
Texas Capital Bancshares, Inc. (a)	1,424	83,475
Valley National Bancorp	12,095	141,391
		1,628,198
Building Materials - 2.7%
Builders FirstSource, Inc. (a)	7,162	487,016
Louisiana-Pacific Corp. (b)	2,841	180,773
MDU Resources Group, Inc.	8,642	246,902
		914,691
Chemicals - 2.0%
Ashland Global Holdings, Inc.	2,064	207,370
RPM International, Inc.	2,599	234,950
Sensient Technologies Corp.	2,561	220,195
		662,515
Commercial Services - 2.8%
FTI Consulting, Inc. (a)	1,481	242,232
Graham Holdings Co. - Class B	499	296,650
ManpowerGroup, Inc.	2,429	190,458
Service Corp. International (b)	3,071	228,667
		958,007
Computers - 3.1%
CACI International, Inc. (a)	832	251,505
Genpact Ltd.	5,235	251,699
Kyndryl Holdings, Inc. (a)	7,865	82,347
Maximus, Inc.	3,277	219,067
Science Applications International Corp.	2,647	256,415
		1,061,033
Distribution/Wholesale - 1.1%
Univar Solutions, Inc. (a)	5,601	151,451
Watsco, Inc. (b)	832	227,926
		379,377
Diversified Financial Services - 2.7%
Bread Financial Holdings, Inc.	2,481	98,273
Janus Henderson Group PLC	5,790	149,208
Jefferies Financial Group, Inc. (b)	9,345	304,367
Navient Corp. (b)	8,443	139,056
SEI Investments Co.	3,936	217,897
		908,801
Electric - 4.4%
ALLETE, Inc.	3,955	245,487
Black Hills Corp.	3,057	236,000
Hawaiian Electric Industries, Inc.	5,560	235,188
IDACORP, Inc. (b)	2,408	269,022
NorthWestern Corp.	3,955	219,305
OGE Energy Corp.	7,194	295,529
		1,500,531
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	6,067	179,159

Electronics - 5.3%
Arrow Electronics, Inc. (a)	5,197	666,100
Avnet, Inc.	5,404	258,689
Hubbell, Inc.	1,134	248,369
Jabil, Inc.	5,542	328,862
SYNNEX Corp.	1,948	195,618
Vishay Intertechnology, Inc.	4,075	84,190
		1,781,828
Environmental Control - 0.6%
Stericycle, Inc. (a)	4,051	189,870

Food - 4.3%
Flowers Foods, Inc.	9,181	260,832
Ingredion, Inc.	2,503	227,723
Lancaster Colony Corp. (b)	1,739	230,209
Performance Food Group Co. (a)	5,620	279,370
Post Holdings, Inc. (a)	4,427	384,884
Sprouts Farmers Market, Inc. (a)(b)	3,330	92,041
		1,475,059
Gas - 4.3%
National Fuel Gas Co. (b)	3,220	232,935
New Jersey Resources Corp. (b)	4,863	224,622
ONE Gas, Inc.	2,561	217,531
Spire, Inc. (b)	2,924	220,002
UGI Corp. (b)	12,762	550,808
		1,445,898
Hand/Machine Tools - 1.4%
Lincoln Electric Holdings, Inc.	1,682	237,902
MSA Safety, Inc.	1,749	224,467
		462,369
Healthcare-Products - 0.6%
QuidelOrtho Corp. (a)	1,882	192,039

Healthcare-Services - 1.3%
Chemed Corp.	416	200,134
Tenet Healthcare Corp. (a)	3,778	249,801
		449,935
Home Builders - 2.7%
KB Home	4,765	155,529
Taylor Morrison Home Corp. (a)	7,644	219,383
Thor Industries, Inc.	3,485	293,890
Toll Brothers, Inc.	4,793	235,720
		904,522
Insurance - 12.0%
Alleghany Corp. (a)	403	337,505
American Financial Group, Inc.	1,721	230,063
Brighthouse Financial, Inc. (a)	5,028	218,316
CNO Financial Group, Inc.	6,280	117,750
Essent Group Ltd.	3,941	164,576
First American Financial Corp.	8,358	484,764
Mercury General Corp.	4,785	200,635
MGIC Investment Corp.	11,396	161,139
Old Republic International Corp.	21,775	506,704
Reinsurance Group of America, Inc. (b)	2,682	310,522
RenaissanceRe Holdings Ltd.	1,395	180,388
RLI Corp.	1,835	201,813
Selective Insurance Group, Inc.	2,658	206,952
The Hanover Insurance Group, Inc.	1,529	208,663
Unum Group (b)	9,860	317,393
Voya Financial, Inc.	3,969	238,775
		4,085,958
Iron/Steel - 6.1%
Cleveland-Cliffs, Inc. (a)(b)	23,171	410,358
Commercial Metals Co.	4,916	194,772
Reliance Steel & Aluminum Co.	2,034	386,968
Steel Dynamics, Inc. (b)	7,744	603,103
United States Steel Corp. (b)	19,489	460,915
		2,056,116
Machinery-Diversified - 1.7%
Enovis Corp. (a)	1,534	91,610
Graco, Inc.	3,831	257,290
The Toro Co.	2,637	226,756
		575,656
Metal Fabricate/Hardware - 0.2%
Worthington Industries, Inc. (b)	1,438	73,640

Miscellaneous Manufacturing - 1.4%
Carlisle Cos., Inc.	860	254,646
Donaldson Co., Inc.	4,271	232,385
		487,031
Office/Business Equipment - 0.2%
Xerox Holdings Corp. (b)	4,079	69,873

Oil & Gas - 0.7%
HF Sinclair Corp. (b)	5,253	251,199

Packaging & Containers - 2.4%
AptarGroup, Inc.	2,102	226,512
Greif, Inc. - Class A (b)	976	68,925
Silgan Holdings, Inc. (b)	5,857	260,636
Sonoco Products Co.	3,927	249,325
		805,398
Real Estate - 0.9%
Jones Lang LaSalle, Inc. (a)	1,599	304,881

Retail - 7.2%
American Eagle Outfitters, Inc. (b)	6,976	83,991
AutoNation, Inc. (a)(b)	1,891	224,537
Casey's General Stores, Inc.	956	193,733
Dick's Sporting Goods, Inc. (b)	2,316	216,755
Foot Locker, Inc. (b)	5,639	159,979
Kohl's Corp.	7,049	205,408
Lithia Motors, Inc. (b)	1,362	361,311
Macy's, Inc. (b)	16,164	285,295
MSC Industrial Direct Co., Inc. - Class A	3,115	257,486
Murphy USA, Inc.	673	191,374
Nordstrom, Inc. (b)	3,434	80,733
The Gap, Inc. (b)	9,908	95,315
Victoria's Secret & Co. (a)	2,432	89,887
		2,445,804
Savings & Loans - 1.4%
New York Community Bancorp, Inc. (b)	18,321	194,569
Washington Federal, Inc.	7,905	269,798
		464,367
Semiconductors - 1.2%
Amkor Technology, Inc.	3,516	70,917
Azenta, Inc. (b)	2,576	175,838
Silicon Laboratories, Inc. (a)(b)	1,160	171,077
		417,832
Transportation - 2.6%
Knight-Swift Transportation Holdings, Inc.	5,276	289,916
Ryder System, Inc.	2,417	189,299
Werner Enterprises, Inc. (b)	4,873	214,217
XPO Logistics, Inc. (a)(b)	3,132	187,106
		880,538
Water - 0.8%
Essential Utilities, Inc.	5,389	279,905
TOTAL COMMON STOCKS (Cost $29,801,347)		29,630,158

REAL ESTATE INVESTMENT TRUSTS - 12.6%
American Campus Communities, Inc.	3,134	204,713
Apartment Income REIT Corp.	4,882	221,350
Corporate Office Properties Trust	7,987	224,834
Cousins Properties, Inc. (b)	6,535	201,605
EastGroup Properties, Inc.	1,252	213,516
First Industrial Realty Trust, Inc.	4,634	240,736
Highwoods Properties, Inc. (b)	5,532	196,773
JBG SMITH Properties	8,445	214,841
Kilroy Realty Corp.	3,420	185,295
Lamar Advertising Co. - Class A	1,940	196,056
Life Storage, Inc. (b)	1,930	242,968
Medical Properties Trust, Inc.	11,226	193,536
National Retail Properties, Inc.	5,503	261,998
National Storage Affiliates Trust	3,870	212,231
Physicians Realty Trust	14,798	262,960
Rayonier, Inc.	5,589	210,985
Rexford Industrial Realty, Inc.	3,163	206,892
SL Green Realty Corp.	2,314	114,890
Spirit Realty Capital, Inc.	5,570	246,974
STORE Capital Corp.	8,054	233,727
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,486,580)		4,286,880

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 1.600% (c)	$35,838	35,838
TOTAL SHORT-TERM INVESTMENTS (Cost $35,838)		35,838

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.6%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 2.020% (c)	7,330,266	7,330,266
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,330,266)		7,330,266

Total Investments (Cost $41,654,031) - 121.6%		41,283,142
Liabilities in Excess of Other Assets - (21.6)%		(7,334,031)
TOTAL NET ASSETS - 100.0%		$33,949,111

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $7,291,273 or 21.5% of net assets.
(c)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset valueper share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 29,630,158	$ -	$ -	$ -	$ 29,630,158
Real Estate Investment Trusts	4,286,880	-	-	-	4,286,880
Short-Term Investments	35,838	-	-	-	35,838
Investments Purchased with Proceeds from Securities Lending	-	-	-	7,330,266	7,330,266
Total Investments in Securities	$ 33,952,876	$ -	$ -	$ 7,330,266	$ 41,283,142
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.